GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Going Concern [Abstract]
Going Concern Disclosure [Text Block]

NOTE 2 — GOING CONCERN

The condensed consolidated financial statements have been prepared in conformity with GAAP which contemplate continuation of the Company as a going concern. At September 30, 2016, the Company has an accumulated deficit of $200.1 million and a net loss of approximately $11.8 million for the nine months ended September 30, 2016. As of September 30, 2016, the Company has been funding its business principally through debt and equity financings and advances from related parties. The Company continues to experience significantly long sales cycles in certain areas, most notably, in the first responder, public safety, military and rural telco markets. These factors raise substantial doubt about the Company’s ability to continue as a going concern.
The ability to recognize revenue and ultimately cash receipts is contingent upon, but not limited to, acceptable performance of the delivered equipment and services. If the Company is unable to raise additional capital and/or close on some of its revenue producing opportunities in the near term, the carrying value of its assets may be materially impacted. The financial statements do not include any adjustments related to the recovery and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.

2 — GOING CONCERN

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which contemplate continuation of the Company as a going concern. At December 31, 2015, the Company has an accumulated deficit of $188.4 million and a net loss of approximately $17.9 million for the year then ended. As of December 31, 2015, the Company has been funding its business principally through debt and equity financings and advances from related parties. The Company will use the proceeds from the February 2016 financing to support the Company’s operations (See Note 17 Subsequent Events). The Company continues to experience significantly long sales cycles in certain areas, most notably, in the first responder, public safety, military and rural telco markets. These factors raise substantial doubt about the Company’s ability to continue as a going concern.
The ability to recognize revenue and ultimately cash receipts is contingent upon, but not limited to, acceptable performance of the delivered equipment and services. If the Company is unable to raise additional capital and/or close on some of its revenue producing opportunities in the near term, the carrying value its assets may be materially impacted. The financial statements do not include any adjustments related to the recovery and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.